DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Jun. 30, 2019
DOCUMENT AND ENTITY INFORMATION [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Voiceinterop, Inc.
Entity Central Index Key	0001750506
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false